Performance Management - Investment Trust Prospectus - U.S. GOVERNMENT MONEY MARKET FUND	Oct. 25, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. On December 1, 2015, the fund changed its investment objective and strategy so that it would qualify as a government money market fund, as that term is defined in Rule 2a-7 of the Investment Company Act. Performance for periods before December 1, 2015 is based on the fund’s prior investment strategy. Because the G Class does not have investment performance for a full calendar year, it is not included. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (4Q 2023): 1.27%      Lowest Performance Quarter (1Q 2022): 0.00%

As of September 30, 2025, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.00%.

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Availability Website Address [Text]	americancentury.com
U.S. GOVERNMENT MONEY MARKET FUND, G CLASS
Prospectus [Line Items]
Performance One Year or Less [Text]	Because the G Class does not have investment performance for a full calendar year, it is not included.
U.S. GOVERNMENT MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	1.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022